UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                          Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-335-2110

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------


                                                 THE ADVISORS' INNER CIRCLE FUND




INVESTMENT ADVISER:                                           SEMI-ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                   APRIL 30, 2004


--------------------------------------------------------------------------------


                             ----------------------
                             J    A     P    A    N
                             Smaller Companies Fund







              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS
-----------------

                                                                            Page

Statement of Net Assets ................................................     1

Statement of Operations ................................................     3

Statement of Changes in Net Assets .....................................     4

Financial Highlights ...................................................     5

Notes to Financial Statements ..........................................     6











A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-335-2110; and (ii) on the Commission's website at http://ww.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by calling 1-800-335-2110; and (ii) on the Commission's website at http://ww.sec.gov.

STATEMENT OF NET ASSETS
April 30, 2004 (Unaudited)


                                                Value
                               Shares           (000)
-----------------------------------------------------
JAPAN SMALLER
COMPANIES FUND

[Pie Chart graphic omitted]
Plot points are as follows:

% of Investments
Foreign Common Stock 77%
Cash Equivalent 19%
Convertible Bonds 4%


FOREIGN COMMON STOCK (76.6%)
JAPAN (76.6%)
   BUILDING & CONSTRUCTION (2.3%)
   Nichiha                    112,000         $ 1,590
                                              -------
   CHEMICALS (1.4%)
   Air Water                  145,500             919
                                              -------
   COMMERCIAL SERVICES (0.0%)
   NIC                          1,400              14
                                              -------
   COMPUTERS & SERVICES (0.1%)
   Computer Engineering &
     Consulting                 3,500              42
   Jastec                       2,500              40
                                              -------
                                                   82
                                              -------
   FINANCIAL SERVICES (8.1%)
   Diamond Lease              101,500           4,065
   Inter                        7,300              57
   Nissin                     365,300           1,334
   Nissin (A)                  15,300              56
                                              -------
                                                5,512
                                              -------
   MANUFACTURING (1.5%)
   Japan Cash Machine          30,800             999
                                              -------
   REAL ESTATE (19.7%)
   Arnest One                  32,200           1,010
   Arnest One (A)              32,200             846
   Diamond City                37,500           1,420
   Fuso Lexel                 102,000             997
   Iida Home Max               29,800             983
   Japan General Estate        57,000             788
   Joint                       96,850           2,045
   Touei Housing               99,780           5,271
                                              -------
                                               13,360
                                              -------
   REAL ESTATE INVESTMENT TRUSTS (3.9%)
   Japan Prime Realty Investment  603           1,585
   Japan Retail Fund Investment   160           1,060
                                              -------
                                                2,645
                                              -------


                                                Value
                               Shares           (000)
-----------------------------------------------------

   RETAIL (39.5%)
   Arc Land Sakamoto          108,600         $ 1,622
   Belluna                     49,679           1,720
   Colowide                     5,000              50
   Japan                       88,100           1,448
   Joyfull                    152,900           2,314
   K's Denki                  106,460           2,744
   Kappa Create                28,550           3,477
   Nishimatsuya Chain         113,440           4,173
   Nitori                      36,630           2,367
   Pal                         30,500           1,600
   Point                       66,620           2,228
   St. Marc                       900              33
   United Arrows               59,000           1,454
   United Arrows (A)           58,500           1,670
                                              -------
                                               26,900
                                              -------
   WHOLESALE (0.1%)
   IMI                          1,200              16
   Sugimoto &                     500               5
   Vitec*                       1,200              16
                                              -------
                                                   37
                                              -------
TOTAL FOREIGN COMMON STOCK
   (Cost $45,776)                              52,058
                                              -------


CONVERTIBLE BONDS (4.0%)
JAPAN (4.0%)
   Colowide**               2,050,000           2,026
   Japan General Estate    42,000,000             684
                                              -------
TOTAL CONVERTIBLE BONDS
   (Cost $2,378)                                2,710
                                              -------


CASH EQUIVALENT (18.9%)
   Union Bank of California
     Money Market Fund     12,815,201          12,815
                                              -------
TOTAL CASH EQUIVALENT
   (Cost $12,815)                              12,815
                                              -------
TOTAL INVESTMENTS (99.5%)
   (Cost $60,969)                              67,583
                                              -------


OTHER ASSETS AND LIABILITIES (0.5%)
   Investment Advisory Fees Payable               (54)
   Administrative Fees Payable                    (10)
   Trustees' Fees Payable                          (1)
   Other Assets and Liabilities, Net              438
                                              -------
TOTAL OTHER ASSETS & LIABILITIES                  373
                                              -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2004 (Unaudited)


JAPAN SMALLER                                   Value
COMPANIES FUND                                  (000)
-----------------------------------------------------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,156,416 outstanding
     shares of beneficial interest            $60,934
   Distribution in excess of net
     investment income                           (176)
   Accumulated net realized gain
     on investments                               626
   Net unrealized appreciation
     on investments                             6,614
   Net unrealized depreciation on
     forward foreign currency
     contracts, foreign currencies
     and translation of other
     assets and liabilities
     denominated in foreign currencies            (42)
                                              -------
   TOTAL NET ASSETS (100.0%)                  $67,956
                                              =======
   Net Asset Value, Offering and
     Redemption Price Per Share                $13.18
                                               ======
 * NON-INCOME PRODUCING SECURITY.
** CONVERTIBLE BOND DENOMINATED IN SWISS FRANCS.
(A)SECURITIES PURCHASED ON A WHEN-ISSUED BASIS.

STATEMENT OF OPERATIONS (000)
For the six month period ended April 30, 2004 (Unaudited)

                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                         FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend Income...................................................     $ 94
  Foreign Taxes Withheld............................................       (7)
--------------------------------------------------------------------------------
  Total Investment Income ..........................................       87
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees..........................................       51
  Administrative Fees...............................................       62
  Trustee Fees......................................................        2
  Professional Fees.................................................       14
  Transfer Agent Fees...............................................       10
  Shareholder Servicing Fees........................................       10
  Printing Fees.....................................................        5
  Registration and Filing Fees......................................        3
  Other Fees........................................................        6
--------------------------------------------------------------------------------
  Total Expenses....................................................      163
--------------------------------------------------------------------------------
  Net Investment Loss...............................................      (76)
--------------------------------------------------------------------------------
  Net Realized Gain on Investments..................................      875
  Net Realized Loss on Foreign Currency Transactions................     (236)
  Net Change in Unrealized Appreciation on Investments..............    6,273
  Net Change in Unrealized Depreciation on Foreign Currency Transactions  (41)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments...................    6,871
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations..............   $6,795
================================================================================






    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended April 30, 2004 (unaudited) and the period ended October 31, 2003

                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                 FUND
                                                     ---------------------------
                                                        11/01/03      11/1/02
                                                       TO 4/30/04   TO 10/31/03

--------------------------------------------------------------------------------

OPERATIONS:
  Net Investment Loss ...............................   $   (76)       $   (7)
  Net Realized Gain on Investments ..................       875            33
  Net Realized Loss on Foreign Currency Transactions       (236)           (9)
  Net Change in Unrealized Appreciation on Investments    6,273           422
  Net Change in Unrealized Depreciation on Foreign
   Currency Transactions.............................       (41)           (1)
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting
    from Operations..................................     6,795           438
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income .............................       (54)          (21)
  Net Realized Gains ................................       (31)          (24)
--------------------------------------------------------------------------------
  Total Dividends and Distributions..................       (85)          (45)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Issued ............................................    59,061         1,328
  In Lieu of Cash Distributions .....................        85            44
  Redemption Fees-- Note 2 ..........................         1            --
  Redeemed ..........................................      (184)         (219)
--------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions ......................    58,963         1,153
--------------------------------------------------------------------------------
  Total Increase in Net Assets ......................    65,673         1,546
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period ...............................     2,283           737
  End of Period (Includes Distributions in Excess of
   Net Investment Income of $176 and $46,
     respectively)                                      $67,956        $2,283
================================================================================
SHARE TRANSACTIONS:
  Issued ..........................................       4,950           150
  In Lieu of Cash Distributions ...................           8             5
  Redeemed ........................................         (15)          (27)
--------------------------------------------------------------------------------
  Net Increase in Shares Outstanding
    from Share Transactions........................       4,943           128
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
For the periods ended April 30, 2004 (unaudited) and October 31,


                                                                             JAPAN SMALLER
                                                                                COMPANIES
                                                                                  FUND
                                                          ---------------------------------------------------------
                                                         11/1/03         11/1/02         11/1/01        06/27/01(1)
                                                       TO 4/30/04*     TO 10/31/03     TO 10/31/02       10/31/01
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .................   $ 10.69          $ 8.65          $ 9.55          $10.00
                                                         -------          ------          ------          ------
Income from Investment Operations:
  Net Investment Loss ................................     (0.04)(2)       (0.06)(2)       (0.07)(2)       (0.02)
  Net Realized and Unrealized Gains (Losses) on
    Investment Transactions ..........................      2.88(2)         2.61(2)        (0.35)(2)       (0.43)
                                                         -------          ------          ------          ------
Total from Investment Operations .....................      2.84            2.55           (0.42)          (0.45)
                                                         =======          ======          ======          ======
Redemption Fees ......................................        --**            --              --              --
                                                         =======          ======          ======          ======
Dividends and Distributions:
  Net Investment Income ..............................     (0.22)          (0.23)          (0.48)             --
  Net Realized Gain ..................................     (0.13)          (0.28)             --              --
                                                         -------          ------          ------          ------
Total Dividends and Distributions ....................     (0.35)          (0.51)          (0.48)             --
                                                         =======          ======          ======          ======
Net Asset Value, End of Period .......................   $ 13.18          $10.69          $ 8.65          $ 9.55
                                                         =======          ======          ======          ======
Total Return+ ........................................     27.41%          31.76%          (4.09)%         (4.50)%
                                                         =======          ======          ======          ======
Net Assets, End of Period (000) ......................   $67,956          $2,283          $  737          $  380
Ratio of Expenses to Average Net Assets ..............      1.46%           2.00%           2.00%           2.00%
Ratio of Net Investment Loss to Average Net Assets ...     (0.68)%         (0.74)%         (0.73)%         (0.75)%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Reimbursements) .............      1.46%          21.06%          45.86%         113.09%
Portfolio Turnover Rate ..............................     22.88%          39.41%          19.79%          31.56%

* For the six-month period ended April 30, 2004. All ratios for the period have been annualized.
** Amount was less than $0.01 per share.
+ The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Return is for the period indicated and has not been annualized.
(1)The Japan Smaller Companies Fund commenced operations on June 27, 2001. All ratios for the period have been annualized.
(2)Per share calculations were performed using average shares for the year. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
April 30, 2004


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange are stated at the last quoted sales price if readily available for such equity securities on each business day at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment in equity securities, which are reported on the NASDAQ national market system, are valued at the official closing price; other securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Debt obligations with sixty days or less may be valued at their amortized cost, which approximates market value. Investments for which market quotations are not available, of which there were none as of April 30, 2004, are valued in good faith in accordance with procedures approved by the Board of Trustees. The Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to apply fair valuation in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:
        (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
        (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

April 30, 2004


     The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the period ended April 30, 2004.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     OTHER -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the period ended April 30, 2004 there were $1,023 in redemption fees retained.


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, SHAREHOLDER
   SERVICING, DISTRIBUTION AND
   TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Fund and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.


5. INVESTMENT ADVISORY AND
   CUSTODIAN AGREEMENTS:

The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Fund. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2004, are as follows
(000):

Purchases
   Other ...........................................................    $49,755
Sales
   Other ...........................................................      3,957

April 30, 2004


7.  FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                         ORDINARY      LONG-TERM
                          INCOME      CAPITAL GAIN       TOTALS
                          ------      ------------       ------
2003                       $36             $9             $45
2002                        22             --              22

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                   $ 54
Undistributed Long-Term Capital Gain              31
Unrealized Appreciation                          248
Other Temporary Differences                      (21)
                                                ----
Total Distributable Earnings                    $312
                                                ====

For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the year then ended were not materially different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2004, were as follows
(000):

                        AGGREGATE GROSS   AGGREGATE GROSS
                          UNREALIZED        UNREALIZED      NET UNREALIZED
     FEDERAL TAX COST    APPRECIATION      DEPRECIATION      APPRECIATION
     ----------------    ------------      ------------      ------------
         $60,969            $6,997            $(383)            $6,614

April 30, 2004


8.  CONCENTRATION OF RISK:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


9.  OTHER:

At April 30, 2004, 92% of total shares outstanding were held by three shareholders of the Fund.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


10. SUBSEQUENT EVENT

Effective May 31, 2004, the Fund will not permit any new investors in order to limit the size of the Fund so as not to adversely affect the Fund's investment strategy. Existing shareholders may continue to make additional investments in the Funds, and reinvest dividends and capital gain distributions.

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEI Investments Global Funds Services
    One Freedom Valley Drive
    Oaks, PA 19456

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP
    1111 Pennsylvania Ave., N.W.
    Washington, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 Market Street
    Philadelphia, PA





 TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
    BY TELEPHONE: Call 1-800-335-2110
    BY MAIL: Write to us
                        The Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112


PAM-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.